FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments, Fair Value
The fair values of the Plan’s investments measured at fair value on a recurring basis and their respective level within the fair value hierarchy as of December 31, 2025 and 2024 were as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Pentair common stock	$50,460,578	$—	$—	$50,460,578
Interest-bearing cash	318,195	—	—	318,195
Mutual funds	98,734,400	—	—	98,734,400
Net investments in fair value hierarchy	149,513,173	—	—	149,513,173
Investments valued at NAV				842,636,451
Total investments at fair value	$149,513,173	$—	$—	$992,149,624

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Pentair common stock	$54,118,380	$—	$—	$54,118,380
Interest-bearing cash	187,320	—	—	187,320
Mutual funds	90,570,746	—	—	90,570,746
Net investments in fair value hierarchy	144,876,446	—	—	144,876,446
Investments valued at NAV				756,355,672
Total investments at fair value	$144,876,446	$—	$—	$901,232,118